Dechert LLP
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Allison Fumai
Partner

Allison.fumai@dechert.com
December 10, 2025	+1 212 698 3526 Direct
+1 212 698 3599 Fax

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re: Baron ETF Trust (the “Trust”) (SEC File Nos. 333-289683 and 811-24115)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 2 to the Trust’s registration statement under the 1933 Act (the “Registration Statement”).

The Amendment is being filed in connection with adding composite performance information for Baron SMID Cap ETF, a series of the Trust. For administrative convenience, this filing includes other series of the Trust with the same fiscal year-end, but the Trust does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Registration Statement receive selective review from the Commission and its staff (the “Staff”) limited to the change discussed above because additional disclosures set forth in this Registration Statement are “not substantially different” from the disclosures that the Trust previously filed in the Trust’s registration statement on Form N-1A. The Registrant believes that no other area of the Registration Statement warrants particular attention. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

No fees are required in connection with this filing. Please contact me at 212.698.3526 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Allison M. Fumai

Allison M. Fumai